Portfolio of Investments
Columbia Global Energy and Natural Resources Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 90.9%
Issuer	Shares	Value ($)
Canada 9.0%
Canadian Natural Resources Ltd.	121,287	3,391,251
First Quantum Minerals Ltd.	137,031	1,268,901
Suncor Energy, Inc.	188,380	5,913,910
TC Energy Corp.	89,310	4,545,847
Total		15,119,909
France 5.5%
Air Liquide SA	27,885	3,780,686
Arkema SA	20,453	2,119,590
Total SA	64,891	3,403,843
Total		9,304,119
Germany 3.7%
BASF SE	63,144	4,739,757
Covestro AG	33,093	1,548,255
Total		6,288,012
Japan 2.8%
Mitsubishi Chemical Holdings Corp.	402,700	2,988,527
Mitsui Chemicals, Inc.	74,500	1,786,523
Total		4,775,050
Switzerland 1.1%
Clariant AG, Registered Shares(a)	88,253	1,824,259
United Kingdom 17.8%
BP PLC	1,897,025	11,815,630
Rio Tinto PLC	166,217	9,048,664
Royal Dutch Shell PLC, Class A	248,594	7,121,659
TechnipFMC PLC	110,261	2,077,317
Total		30,063,270
United States 51.0%
Albemarle Corp.	26,158	1,710,210
Avery Dennison Corp.	30,323	3,953,210
Baker Hughes Co.	102,673	2,301,929
Chevron Corp.	116,897	13,692,146
ConocoPhillips Co.	149,865	8,982,908
Continental Resources, Inc.	75,922	2,344,471
Diamondback Energy, Inc.	32,933	2,547,038
Dow, Inc.	93,503	4,990,255
Common Stocks (continued)
Issuer	Shares	Value ($)
DuPont de Nemours, Inc.	55,829	3,618,278
Eastman Chemical Co.	38,539	3,020,301
Exxon Mobil Corp.	152,465	10,387,440
FMC Corp.	44,601	4,369,114
Freeport-McMoRan, Inc.	185,092	2,106,347
Livent Corp.(a)	161,243	1,257,695
Noble Energy, Inc.	118,906	2,468,489
Nucor Corp.	46,659	2,629,701
Patterson-UTI Energy, Inc.	146,318	1,308,083
Steel Dynamics, Inc.	102,953	3,472,605
Valero Energy Corp.	59,156	5,648,806
Williams Companies, Inc. (The)	151,730	3,447,306
WPX Energy, Inc.(a)	198,951	1,957,678
Total		86,214,010
Total Common Stocks (Cost $146,101,601)		153,588,629

Exchange-Traded Alternative Strategies Funds 3.7%
	Shares	Value ($)
United States 3.7%
VanEck Vectors Gold Miners ETF	228,799	6,195,877
Total Exchange-Traded Alternative Strategies Funds (Cost $4,079,847)		6,195,877

Limited Partnerships 2.4%
Issuer	Shares	Value ($)
United States 2.4%
Enterprise Products Partners LP	75,313	1,982,238
Rattler Midstream LP	129,636	2,062,509
Total		4,044,747
Total Limited Partnerships (Cost $4,332,947)		4,044,747

Columbia Global Energy and Natural Resources Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Global Energy and Natural Resources Fund, November 30, 2019 (Unaudited)
Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(b),(c)	3,985,290	3,985,290
Total Money Market Funds (Cost $3,985,195)		3,985,290
Total Investments in Securities (Cost $158,499,590)		167,814,543
Other Assets & Liabilities, Net		1,070,314
Net Assets		$168,884,857
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	367,159	10,172,654	(6,554,523)	3,985,290	(52)	95	9,528	3,985,290
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Global Energy and Natural Resources Fund | Quarterly Report 2019